Prepayments and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands			6 Months Ended	12 Months Ended
	Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful loans			¥ 8,166	¥ 4,766	¥ 7,644
Allowance for doubtful accounts			71,705	71,278
Other deposits			¥ 3,959	¥ 3,959
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term			30 days	30 days
Interest rate			6.50%
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term			3 years	3 years
Interest rate			13.20%
Secured loans
Prepayments and Other Assets, Net [Line Items]
Secured loans receivable			¥ 6,719	¥ 6,719
Secured loans | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Arrangement		1 year
Secured loans | Minimum [Member] | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee		0.80%
Secured loans | Maximum [Member] | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee		4.00%
Secured receivables acquired from trust [Member]
Prepayments and Other Assets, Net [Line Items]
Outstanding principal	¥ 21,424
Allowance for doubtful loans			¥ 6,719	¥ 3,268